INTANGIBLE ASSETS - Schedule of intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	[1]	$ 94,083	$ 79,403
Amortization charges		(4,232)	(4,008)
Impairment charges		(4,991)	0
Capitalized development costs		0	159
Assets acquired		5,977	10,486
Currency translation			8,043
Movement		(10,249)	14,680
Intangible assets other than goodwill at period end		83,834	94,083	[1]	$ 79,403	[1]
Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Amortization charges		0	0
Impairment charges		0	0
Capitalized development costs		0	0
Assets acquired		0	0
Currency translation			0
Movement		0	0
Intangible assets other than goodwill at period end		0	0		0
RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	49
Amortization charges		0	(50)
Impairment charges		0	0
Capitalized development costs		0	0
Assets acquired		0	0
Currency translation			1
Movement		0	(49)
Intangible assets other than goodwill at period end		0	0		49
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		5,455	4,826
Amortization charges		0	0
Impairment charges		(4,991)	0
Capitalized development costs		0	159
Assets acquired		0	0
Currency translation			470
Movement		(5,189)	629
Intangible assets other than goodwill at period end		266	5,455		4,826
Development costs | Alpha-Galactosidase for Fabry's Disease
Disclosure of detailed information about intangible assets [line items]
Impairment charges							$ 300
Development costs | RUCONEST
Disclosure of detailed information about intangible assets [line items]
Impairment charges		4,700
Capitalized development costs		0	200		4,500
Development costs | Transgenic Rabbit Models SASU
Disclosure of detailed information about intangible assets [line items]
Assets acquired							$ 500
Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		63,107	53,051
Amortization charges		(4,054)	(3,905)
Impairment charges		0	0
Capitalized development costs		0	0
Assets acquired		0	8,570
Currency translation			5,391
Movement		(8,737)	10,056
Intangible assets other than goodwill at period end		54,370	63,107		53,051
Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		24,667	20,972
Amortization charges		0	0
Impairment charges		0	0
Capitalized development costs		0	0
Assets acquired		2,530	1,583
Currency translation			2,112
Movement		518	3,695
Intangible assets other than goodwill at period end		25,185	24,667		20,972
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		854	505
Amortization charges		(178)	(53)
Impairment charges		0	0
Capitalized development costs		0	0
Assets acquired		3,447	333
Currency translation			69
Movement		3,159	349
Intangible assets other than goodwill at period end		4,013	854		505
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		115,114	94,674
Transfer from PPE		175
Divestments		(3,244)
Currency translation		(8,993)	9,795
Intangible assets other than goodwill at period end		109,029	115,114		94,674
Gross carrying amount | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		3,256	2,973
Transfer from PPE		0
Divestments		(3,145)
Currency translation		(111)	283
Intangible assets other than goodwill at period end		0	3,256		2,973
Gross carrying amount | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		648	592
Transfer from PPE		0
Divestments		0
Currency translation		(50)	56
Intangible assets other than goodwill at period end		598	648		592
Gross carrying amount | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		7,779	6,948
Transfer from PPE		0
Divestments		0
Currency translation		(599)	672
Intangible assets other than goodwill at period end		7,180	7,779		6,948
Gross carrying amount | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		77,806	62,641
Transfer from PPE		0
Divestments		0
Currency translation		(5,995)	6,595
Intangible assets other than goodwill at period end		71,811	77,806		62,641
Gross carrying amount | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		24,667	20,972
Transfer from PPE		0
Divestments		0
Currency translation		(2,012)	2,112
Intangible assets other than goodwill at period end		25,185	24,667		20,972
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		958	548
Transfer from PPE		175
Divestments		(99)
Currency translation		(226)	77
Intangible assets other than goodwill at period end		4,255	958		548
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(18,664)	(13,110)
Transfer from PPE		(78)
Divestments		3,204
Currency translation		1,489	(1,546)
Intangible assets other than goodwill at period end		(18,281)	(18,664)		(13,110)
Accumulated amortisation | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(3,213)	(2,934)
Transfer from PPE		0
Divestments		3,105
Currency translation		108	(279)
Intangible assets other than goodwill at period end		0	(3,213)		(2,934)
Accumulated amortisation | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(648)	(543)
Transfer from PPE		0
Divestments		0
Currency translation		50	(55)
Intangible assets other than goodwill at period end		(598)	(648)		(543)
Accumulated amortisation | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Transfer from PPE		0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		0	0		0
Accumulated amortisation | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(14,699)	(9,590)
Transfer from PPE		0
Divestments		0
Currency translation		1,312	(1,204)
Intangible assets other than goodwill at period end		(17,441)	(14,699)		(9,590)
Accumulated amortisation | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Transfer from PPE		0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		0	0		0
Accumulated amortisation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(104)	(43)
Transfer from PPE		(78)
Divestments		99
Currency translation		19	(8)
Intangible assets other than goodwill at period end		(242)	(104)		(43)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(2,367)	(2,161)
Divestments		40
Currency translation		404	(206)
Intangible assets other than goodwill at period end		(6,914)	(2,367)		(2,161)
Accumulated impairment | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(43)	(39)
Divestments		40
Currency translation		3	(4)
Intangible assets other than goodwill at period end		0	(43)		(39)
Accumulated impairment | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		0	0		0
Accumulated impairment | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(2,324)	(2,122)
Divestments		0
Currency translation		401	(202)
Intangible assets other than goodwill at period end		(6,914)	(2,324)		(2,122)
Accumulated impairment | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		0	0		0
Accumulated impairment | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		0	0		0
Accumulated impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	0
Divestments		0
Currency translation		0	0
Intangible assets other than goodwill at period end		$ 0	$ 0		$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.